Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 58,778	¥ 52,366	¥ 39,931
Unrealized gains on cash flow hedges (note 25)	43	35	107
Fair value movements in available-for-sale investments		115	40
Fair value changes of available-for-sale investments held by an associate	(24)	10	(1)
Actuarial gains (losses) on post-retirement benefit obligations	(115)	124	(410)
Profit for the year	2,930	6,810	4,955
Ending balance	61,601	58,778	52,366
Share premium [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	29,540	29,540
Ending balance	29,540	29,540	29,540
Share premium [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	29,540
Ending balance		29,540
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(778)	(778)
Ending balance	(778)	(778)	(778)
Capital reserve [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(778)
Ending balance		(778)
Hedging reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	91	56
Unrealized gains on cash flow hedges (note 25)	43	35
Ending balance	134	91	56
Hedging reserve [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	91
Ending balance		91
Statutory reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	540	328
Transfer from retained profits	30	212
Ending balance	570	540	328
Statutory reserve [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	540
Ending balance		540
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,705)	(2,947)
Fair value movements in available-for-sale investments		110
Fair value movements in equity investments designated at fair value through other comprehensive income	(248)
Fair value changes of available-for-sale investments held by an associate	(24)	10
Actuarial gains (losses) on post-retirement benefit obligations	(111)	122
Ending balance	(2,421)	(2,705)	(2,947)
Other reserves [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	667
Other reserves [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,038)
Ending balance		(2,038)
Retained Profits [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	14,205	8,784	5,168
Transfer from retained profits	(30)	(212)
Profit for the year	2,698	6,342	4,498
Final 2016 dividend	(738)	(709)
Ending balance	16,496	14,205	8,784
Retained Profits [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	(22)
Retained Profits [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	383
Retained Profits [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	14,566
Ending balance		14,566
Retained earnings and other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	40,893	34,983
Unrealized gains on cash flow hedges (note 25)	43	35
Fair value movements in available-for-sale investments		110
Fair value movements in equity investments designated at fair value through other comprehensive income	(248)
Fair value changes of available-for-sale investments held by an associate	(24)	10
Actuarial gains (losses) on post-retirement benefit obligations	(111)	122
Profit for the year	2,698	6,342
Final 2016 dividend	(738)	(709)
Ending balance	43,541	40,893	¥ 34,983
Retained earnings and other reserves [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	645
Retained earnings and other reserves [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reserves within equity [Line Items]
Effect of adoption of IFRS	383
Retained earnings and other reserves [member] | Currently Stated [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 41,921
Ending balance		¥ 41,921